UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item #1. Reports to Stockholders.

The E-Valuator Very Conservative RMS Fund
The E-Valuator Conservative RMS Fund
The E-Valuator Tactically Managed RMS Fund
The E-Valuator Moderate RMS Fund
The E-Valuator Growth RMS Fund
The E-Valuator Aggressive Growth RMS Fund (collectively, the “E-Valuator Funds”)

INDEX

The E-valuator™
Risk Managed Strategy Funds

For the six months ended March 31, 2018
(unaudited)

Semi-Annual Report

THE E-VALUATOR FUNDS

The E-Valuator Very Conservative RMS Fund

The E-Valuator Conservative RMS Fund

The E-Valuator Tactically Managed RMS Fund

The E-Valuator Moderate RMS Fund

The E-Valuator Growth RMS Fund

The E-Valuator Aggressive Growth RMS Fund

Table of Contents
March 31, 2018

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2018 (unaudited)

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	21.96%
	AGGREGATE BOND	5.03%
16,291	Guggenheim Ultra Short Duration ETF		$ 818,297
	BROAD MARKET	0.10%
154	PowerShares DWA NASDAQ Momentum
	Portfolio ETF		16,079
	CONVERTIBLE BOND	1.16%
3,342	iShares Convertible Bond ETF		188,221
	CORPORATE	11.13%
4,412	ProShares Investment Grade-Interest
	Rated Hedged ETF		336,327
13,270	SPDR ICE BofAML Crossover Corporate Bond ETF		340,774
16,930	iShares U.S. Fallen Angels USD Bond ETF		450,846
14,018	VanEck Vectors Invest Grade Floating Rate Bond ETF		354,095
13,836	WisdomTree Interest Rate Hedged High Yield
	Bond Fund ETF		330,819
			1,812,861
	GOVERNMENT	2.17%
6,851	iShares International Treasury Bond ETF		353,580
	LARGE CAP	2.02%
751	iShares Edge MSCI USA Momentum Factor ETF		79,546
411	PowerShares QQQ Trust Series 1 ETF		65,813
630	SPDR Dow Jones Industrial Average Trust ETF		152,082
956	SPDR Portfolio 500 Growth ETF		32,045
			329,486
	MID CAP	0.35%
123	iShares Russell Mid-Cap Growth ETF		15,123
411	PowerShares Russell Mid-Cap Pure Growth
	Portfolio ETF		18,729
430	Schwab US Mid-Cap ETF		22,738
			56,590
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $3,613,801)	21.96%	3,575,114

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	77.83%
	AGGREGATE BOND	36.64%
17,210	Baird Core Plus Bond Fund Institutional Class		$ 189,135
19,199	Guggenheim Total Return Bond Fund Class R6		517,984
13,808	John Hancock Bond Fund Class R6		214,995
68,502	JPMorgan Limited Duration Bond Fund Class R6		684,336
29,068	JPMorgan Unconstrained Debt Fund Class R6		288,356
120,904	Lord Abbett Bond Debenture Fund Class R6		972,069
166,755	Lord Abbett Short Duration Income Fund Class R6		700,370
347,806	Lord Abbett Investment Trust Income Fund Class R6		973,855
41,020	PIMCO Income Fund Institutional Class		500,856
86,590	PIMCO Low Duration Income Fund
	Institutional Class		741,206
18,500	Voya Intermediate Bond Fund Class R6		183,147
			5,966,309
	BANK LOANS	7.65%
46,212	Eaton Vance Floating Rate Advantage Fund
	Institutional Class		506,025
80,436	Lord Abbett Floating Rate Fund R6 Class		739,207
			1,245,232
	BLEND BROAD MARKET	1.25%
1,840	DFA T.A. U.S. Core Equity 2 Portfolio
	Institutional Class		32,996
4,268	DFA U.S. Core Equity 1 Portfolio Institutional Class		96,450
1,548	DFA U.S. Core Equity 2 Portfolio Institutional Class		32,963
2,202	U.S. Vector Equity Portfolio Institutional Class		41,553
			203,962
	BLEND LARGE CAP	1.40%
3,936	DFA US Large Company Portfolio Institutional Class		80,650
881	Fidelity 500 Index Fund Premium Class		81,715
269	Vanguard Institutional Index Fund Institutional Class		64,831
			227,196
	BLEND SMALL CAP	0.10%
526	Schwab Small-Cap Index Fund Select Class		16,100

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	CONVERTIBLE	4.17%
16,448	Franklin Convertible Securities Fund Class R6		$ 337,191
25,677	Lord Abbett Convertible Fund Class R5		342,016
			679,207
	DEVELOPED MARKETS	0.24%
2,776	Vanguard Developed Markets Index Fund
	Institutional Class		39,475
	EMERGING MARKETS BOND	3.99%
34,643	Hartford Schroders Emerging Markets Multi-Sector
	Bond Fund Class SDR		335,687
8,986	Payden Emerging Markets Bond Fund SI Class		124,818
18,945	TIAA-CREF Emerging Markets Debt Fund
	Institutional Class		189,828
			650,333
	FOREIGN AGGREGATE	4.13%
111,392	Oppenheimer International Bond Fund
	Institutional Class		672,808
	FOREIGN BLEND	2.07%
1,564	American Funds Fundamental Investors Class R6		96,577
1,237	DFA International Vector Equity Portfolio
	Institutional Class		16,615
1,830	JPMorgan International Equity Fund Class R6		32,992
879	Oppenheimer Global Opportunities Fund
	Institutional Class		66,983
3,306	Schwab Fundamental International Large Company
	Index Fund Institutional Class		31,043
706	Vanguard International Explorer Fund Investor Class		15,117
1,262	Vanguard Total World Stock Index Fund
	Investor Class		37,810
2,430	World Core Equity Portfolio Institutional Class		40,068
			337,205
	FOREIGN GROWTH	0.45%
741	Vanguard International Growth Fund Admiral Class		73,254
	FOREIGN VALUE	0.26%
3,000	DFA International Social Core Equity Portfolio
	International Class		41,580

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GOVERNMENT BOND	1.26%
26,361	AB Income Fund Advisor Class		$ 205,614
	GROWTH LARGE CAP	1.53%
1,260	American Funds Growth Fund of America Class R6		64,344
459	Franklin DynaTech Fund Class R6		33,304
1,417	JPMorgan Intrepid Growth Fund Class R6		80,586
321	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		32,743
1,279	TIAA-CREF Large-Cap Growth Index Fund
	Institutional Class		37,399
			248,376
	GROWTH MID-CAP	0.26%
269	Carillon Eagle Mid Cap Growth Fund Class R6		16,832
205	Janus Henderson Enterprise Fund Institutional Class		25,417
			42,249
	HIGH YIELD BOND	5.20%
19,587	AB High Income Fund Advisor Class		168,840
89,803	Lord Abbett High Yield Fund R6 Class		678,012
			846,852
	INFLATION PROTECTED	2.96%
17,089	AB Bond Inflation Strategy Portfolio Advisor Class		184,730
14,378	DFA LTIP Portfolio Institutional Class		134,290
8,160	Loomis Sayles Inflation Protected Securities
	Fund Class N		84,288
7,539	PIMCO Real Return Fund Institutional Class		82,177
			485,485
	MODERATE ALLOCATION	1.73%
9,191	American Balanced Fund Class R6		245,674
1,041	Vanguard Balanced Index Fund Admiral Class		35,644
			281,318
	VALUE BROAD MARKET	0.50%
1,838	American New Perspective Fund Class R6		81,114

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE LARGE CAP	1.65%
1,787	American Fund Washington Mutual Investors
	Fund R6		$ 80,112
2,051	DFA U.S. Large Cap Value Portfolio Institutional Class		77,994
2,724	Vanguard Value Index Fund Institutional Class		109,568
			267,674
	VALUE MID CAP	0.29%
838	Vanguard Mid-Cap Value Index Fund Admiral Class		47,522
	VALUE SMALL CAP	0.10%
274,498	Vanguard Small Cap Value Index Fund Admiral Class		15,261
	TOTAL MUTUAL FUNDS
	(Cost: $12,673,390)	77.83%	12,674,126
	MONEY MARKET FUNDS	1.12%
14,389	Federated Institutional Prime Obligation Fund
	Institutional Class 1.79%*		14,389
168,449	Vanguard Treasury Money Market Fund
	Institutional Class 1.50%*		168,450
	(Cost: $182,839)		182,839
	TOTAL INVESTMENTS	100.91%
	(Cost: $16,470,029)		16,432,079
	Liabilities in excess of other assets	(0.91)%	(147,882)
	NET ASSETS	100.00%	$ 16,284,197

* Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2018 (unaudited)

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	17.40%
	AGGREGATE BOND	1.48%
16,457	Guggenheim Ultra Short Duration ETF		$ 826,635
	BROAD MARKET	0.24%
1,284	Power Shares DWA NASDAQ Momentum
	Portfolio ETF		134,063
	CONVERTIBLE BOND	1.68%
16,659	iShares Convertible Bond ETF		938,235
	CORPORATE	7.09%
41,689	iShares Fallen Angels USD Bond ETF		1,110,178
11,365	ProShares Investment Grade-Interest Rate
	Hedged ETF		866,354
32,606	SPDR ICE BofAML Crossover Corporate Bond ETF		837,322
12,397	VanEck Vectors Investment Grade Floating Rate ETF		313,148
34,926	WisdomTree Interest Rate Hedged High Yield
	Bond Fund ETF		835,081
			3,962,083
	EMERGING MARKET	0.14%
1,378	iShares Core MSCI Emerging Markets ETF		80,475
	FINANCIAL	1.43%
9,608	Financial Select Sector SPDR Fund ETF		264,893
7,689	Vanguard Financials ETF		534,155
			799,048
	GOVERNMENT	2.11%
22,897	iShares International Treasury Bond ETF		1,181,714
	LARGE CAP	2.50%
2,602	iShares Edge MSCI USA Momentum Factor ETF		275,604
1,749	PowerShares QQQ Trust Series 1 ETF		280,067
2,757	SPDR Dow Jones Industrial Average ETF Trust		665,540
5,204	SPDR Portfolio S&P 500 Growth ETF		174,438
			1,395,649
	MID-CAP	0.73%
1,094	iShares Russell Mid-Cap Growth ETF		134,507
3,091	PowerShares Russell Midcap Pure Growth Portfolio ETF		140,857
2,482	Schwab U.S. Mid-Cap ETF		131,248
			406,612
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $ 9,765,519)	17.40%	9,724,514

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	80.71%
	AGGREGATE BOND	25.62%
70,904	Baird Core Plus Bond Fund Institutional Class		$ 779,230
63,024	Guggenheim- Total Return Bond Fund Class R6		1,700,377
54,372	John Hancock Bond Fund Class R6		846,569
72,219	JPMorgan Limited Duration Bond Fund Class R6		721,468
56,069	JPMorgan Unconstrained Debt Fund Class R6		556,206
414,508	Lord Abbett Bond-Debenture Fund Inc Class R6		3,332,644
884,356	Lord Abbett Income Fund Class R6		2,476,196
184,962	Lord Abbett Short Duration Income Fund Class R6		776,838
141,727	PIMCO Income Fund Institutional Class		1,730,488
86,002	PIMCO Low Duration Income Fund
	Institutional Class		736,181
67,515	Voya Intermediate Bond Fund Class R6		668,400
			14,324,597
	BANK LOANS	7.15%
128,687	Eaton Vance Floating-Rate Advantaged Fund
	Institutional Class		1,409,125
281,680	Lord Abbott Floating Rate Fund Institutional Class		2,588,639
			3,997,764
	BLEND BROAD MARKET	2.23%
18,206	DFA US Core Equity 1 Portfolio Institutional Class		411,447
12,869	DFA US Core Equity 2 Portfolio Institutional Class		274,114
15,110	DFA TA US Core Equity 2 Portfolio Institutional Class		270,925
15,525	DFA U.S. Vector Equity Portfolio Institutional Class		292,955
			1,249,441
	BLEND LARGE CAP	2.34%
12,970	DFA US Large Company Portfolio Institutional Class		265,746
5,669	Fidelity 500 Index Fund Premium Class		525,730
2,148	Vanguard Institutional Index Fund Institutional Class		516,843
			1,308,319
	BLEND SMALL CAP	0.20%
3,602	Schwab Small-Cap Index Fund Select Shares		110,334
	CONVERTIBLE	6.64%
91,061	Franklin Convertible Securities Fund Class R6		1,866,752
138,797	Lord Abbett Convertible Fund Class R5		1,848,772
			3,715,524

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	DEVELOPED MARKETS	0.48%
18,869	Vanguard Developed Markets Index Fund
	Institutional Class		268,316
	EMERGING MARKETS	4.17%
1,769	DFA Emerging Markets Portfolio Institutional Class		54,907
99,643	Hartford Schroders Emerging Markets Multi-Sector
	Bond Fund Class SDR		965,538
1,829	JPMorgan Emerging Markets Equity Fund Class R6		55,082
20,093	Payden Emerging Markets Bond Fund Class SI		279,092
97,360	TIAA-CREF Emerging Markets Debt Fund
	Institutional Class		975,543
			2,330,162
	FOREIGN AGGREGATE	3.02%
279,183	Oppenheimer International Bond Fund
	Institutional Class		1,686,264
	FOREIGN BLEND	5.68%
6,594	American Funds Fundamental Investors Class R6		407,101
9,895	DFA International Vector Equity Portfolio
	Institutional Class		132,893
12,177	JPMorgan International Equity Fund Class R6		219,547
16,749	Oppenheimer Global Opportunities Fund
	Institutional Class		1,276,474
28,187	Schwab Fundamental International Large Company
	Index Fund Institutional Class		264,676
3,791	Vanguard International Explorer Fund Investor Class		81,203
3,582	Vanguard Total World Stock Index Fund
	Investor Class		107,318
41,653	World Core Equity Portfolio Institutional Class		686,857
			3,176,069
	FOREIGN GROWTH	1.13%
606	AllianzGI International Small-Cap Fund Class R6		27,972
525	Oppenheimer International Small-Mid Co Fund
	Institutional Class		26,513
386	T Rowe Price International Funds - International
	Discovery Fund Institutional Class		28,269
5,544	Vanguard International Growth Fund Admiral Class		547,996
			630,750

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN VALUE	0.49%
19,949	DFA International Social Core Equity Portfolio
	Institutional Class		$ 276,489
	GOVERNMENT BOND	1.26%
90,329	AB Income Fund Advisor Class		704,570
	GROWTH LARGE CAP	2.75%
8,097	American Funds Growth Fund of America Class R6		413,330
3,429	Franklin Dynatech Fund Class R6		248,643
7,263	JPMorgan Intrepid Growth Fund Class R6		413,138
2,401	T Rowe Price Blue Chip Growth Fund
	Institutional Class		244,526
7,384	TIAA-CREF Large-Cap Growth Index Fund
	Institutional Class		215,918
			1,535,555
	GROWTH MID CAP	0.50%
2,239	Carillon Eagle Mid Cap Growth Fund Class R6		139,914
1,132	Janus Henderson Enterprise Fund Institutional Class		140,472
			280,386
	GROWTH SMALL CAP	0.20%
2,924	JPMorgan Small Cap Growth Fund Class R6		56,934
591	Vanguard Explorer Fund Admiral Class		54,446
			111,380
	HIGH YIELD BOND	5.92%
129,801	AB High Income Fund Advisor Class		1,118,883
290,627	Lord Abbett High Yield Fund R6 Class		2,194,233
			3,313,116
	INFLATION PROTECTED	2.99%
54,472	AB Bond Inflation Strategy Portfolio Advisor Class		588,847
56,034	DFA LTIP Portfolio Institutional Class		523,355
27,144	Loomis Sayles Inflation Protected Securities
	Fund Class N		280,397
25,387	PIMCO Real Return Fund Institutional Class		276,719
			1,669,318
	MODERATE ALLOCATION	2.93%
51,422	American Balanced Fund Class R6		1,374,499
7,759	Vanguard Balanced Index Fund Admiral Class		265,606
			1,640,105

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE BROAD MARKET	1.24%
15,662	American Funds New Perspective Fund R6 Class		$ 691,009
	VALUE LARGE CAP	2.82%
12,135	American Funds Washington Mutual Investors
	Fund Class R6		544,128
14,151	DFA U.S. Large Cap Value Portfolio Institutional Class		538,147
12,293	Vanguard Value Index Fund Institutional Class		494,422
			1,576,697
	VALUE MID CAP	0.72%
7,077	Vanguard Mid-Cap Value Index Fund Admiral Class		401,178
	VALUE SMALL CAP	0.23%
2,325	Vanguard Small-Cap Value Index Fund Admiral Class		129,271
	TOTAL MUTUAL FUNDS
	(Cost: $ 44,583,258)	80.71%	45,126,614
	MONEY MARKET FUNDS	1.83%
699,076	Federated Institutional Prime Obligation Fund
	Institutional Class 1.79%*		450,656
573,918	Vanguard Treasury Money Market Fund
	Institutional Class 1.50%*		573,918
`	(Cost: $ 1,024,574)		1,024,574
	TOTAL INVESTMENTS	99.94%
	(Cost: $ 55,373,351)		55,875,702
	Other assets, net of liabilities	0.06%	35,926
	NET ASSETS	100.00%	$ 55,911,628

* Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2018 (unaudited)

THE E-VALUATOR TACTICALLY MANAGED RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	98.99%
	AGGRESSIVE ALLOCATION	27.80%
133,172	Goldman Sachs Growth Strategy Portfolio Class R6		$ 2,098,786
148,448	Janus Henderson Global Allocation Fund - Growth
	Institutional Class		2,146,553
			4,245,339
	GLOBAL ALLOCATION	71.19%
339,105	Deutsche Global Income Builder Fund Class R6		3,143,506
179,477	JPMorgan Global Allocation Fund Institutional Class		3,368,789
96,483	Loomis Sayles Global Allocation Fund Class N		2,175,690
156,691	Pioneer Flexible Opportunities Fund Class Y		2,185,844
			10,873,829
	TOTAL MUTUAL FUNDS
	(Cost: $15,416,231)	98.99%	15,119,168
	MONEY MARKET FUNDS	1.99%
143,251	Federated Institutional Prime Obligation Fund
	Institutional Class 1.79% *		143,251
160,953	Vanguard Treasury Money Market Fund
	Investor Class 1.50% *		160,953
	(Cost: $304,204 )		304,204
	TOTAL INVESTMENTS	100.98%
	(Cost: $15,720,435)		15,423,372
	Liabilities, net of other assets	(0.98)%	(149,260)
	NET ASSETS	100.00%	$ 15,274,112

* Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2018 (unaudited)

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	16.95%
	BROAD MARKET	0.99%
16,093	PowerShares DWA NASDAQ Momentum
	Portfolio ETF		$ 1,680,270
	CONVERTIBLE BOND	1.31%
39,715	iShares Convertible Bond ETF		2,236,749
	CORPORATE HIGH YIELD	3.23%
79,051	iShares U.S. Fallen Angels USD Bond ETF		2,105,128
17,533	ProShares Investment Grade-Interest Rate
	Hedged ETF		1,336,540
33,505	SPDR ICE BofAML Crossover Corporate Bond ETF		860,408
49,900	WisdomTree Interest Rate Hedged High Yield
	Bond Fund ETF		1,193,109
			5,495,185
	EMERGING MARKETS	1.45%
28,083	iShares Core MSCI Emerging Markets ETF		1,640,047
25,663	WisdomTree Emerging Markets ex-State-Owned
	Enterprises Fund ETF		829,880
			2,469,927
	FINANCIAL	1.94%
29,773	Financial Select Sector SPDR Fund ETF		820,841
35,742	Vanguard Financials ETF		2,482,997
			3,303,838
	GOVERNMENT	1.10%
36,400	iShares International Treasury Bond ETF		1,878,604
	LARGE CAP	4.65%
16,379	iShares Edge MSCI USA Momentum Factor ETF		1,734,864
8,274	PowerShares QQQ Trust Series 1 ETF		1,324,916
16,821	SPDR Dow Jones Industrial Average ETF Trust		4,060,589
24,005	SPDR Portfolio S&P 500 Growth ETF		804,648
			7,925,017
	MID CAP	1.69%
5,759	iShares Russell Mid-Cap Growth ETF		708,069
15,584	PowerShares Russell MidCap Pure Growth
	Portfolio ETF		710,163
27,620	Schwab US Mid-Cap ETF		1,460,546
			2,878,778

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	SMALL CAP	0.59%
8,119	SPDR S&P 600 Small Cap Value ETF		$ 1,002,615
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $29,007,171)	16.95%	28,870,983

	MUTUAL FUNDS	81.18%
	AGGREGATE BOND	7.43%
53,877	Baird Core Plus Bond Fund Institutional Class		592,104
58,289	Guggenheim Total Return Bond Fund Class R6		1,572,655
44,699	John Hancock Bond Fund Class R6		695,969
86,887	JPMorgan Unconstrained Debt Fund Class R6		861,919
320,566	Lord Abbett Bond-Debenture Fund Inc. Class R6		2,577,347
1,038,250	Lord Abbett Invest Trust Income Fund Class R6		2,907,101
217,829	PIMCO Income Fund Institutional Class		2,659,687
3	PIMCO Low Duration Income Fund
	Institutional Class		31
79,225	Voya Intermediate Bond Fund Class R6		784,326
			12,651,139
	BANK LOANS	2.08%
158,283	Eaton Vance Floating-Rate Advantage Fund
	Institutional Class		1,733,200
196,025	Lord Abbett Floating Rate Fund Class R6		1,801,472
			3,534,672
	BLEND BROAD MARKET	6.92%
140,766	DFA T.A. U.S. Core Equity 2 Portfolio
	Institutional Class		2,523,932
147,336	DFA U.S. Core Equity 1 Portfolio Institutional Class		3,329,787
118,515	DFA U.S. Core Equity 2 Portfolio Institutional Class		2,524,373
180,198	U.S. Vector Equity Portfolio Institutional Class		3,400,331
			11,778,423
	BLEND LARGE CAP	4.85%
161,474	DFA US Large Company Portfolio Institutional Class		3,308,599
26,644	Fidelity 500 Index Fund - Premium Class		2,470,734
10,296	Vanguard Institutional Index Fund - Institutional Class		2,477,528
			8,256,861
	BLEND MID CAP	0.41%
57,610	TIAA-CREF Small/Mid-Cap Equity Fund
	Institutional Class		702,268

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND SMALL CAP	0.72%
20,447	Schwab Small-Cap Index Fund Select Shares		$ 626,283
8,608	Vanguard Small-Cap Index Fund Admiral Class		606,200
			1,232,483
	CONVERTIBLE	3.54%
167,532	Franklin Convertible Securities Fund Class R6		3,434,413
194,587	Lord Abbett Convertible Fund Class R5		2,591,901
			6,026,314
	DEVELOPED MARKETS	0.90%
107,479	Vanguard Developed Markets Index Fund -
	Institutional Class		1,528,351
	EMERGING MARKET STOCK	1.51%
27,946	DFA Emerging Markets Portfolio Institutional Class		867,157
28,439	JPMorgan Emerging Markets Equity Fund R6		856,579
68,529	TIAA-CREF Emerging Markets Equity Index Fund
	Institutional Class		842,218
			2,565,954
	EMERGING MARKET BOND	3.52%
351,048	Hartford Schroders Emerging Markets Multi-Sector
	Bond Fund SDR Class		3,401,652
65,656	Payden Emerging Markets Bond Fund SI Class		911,968
168,290	TIAA-CREF Emerging Markets Debt Fund
	Institutional Class		1,686,264
			5,999,884
	FOREIGN AGGREGATE	3.03%
854,686	Oppenheimer International Bond Fund
	Institutional Class		5,162,302
	FOREIGN BLEND	13.19%
53,361	American Funds Fundamental Investors R6		3,294,488
187,431	DFA International Vector Equity Portfolio
	Institutional Class		2,517,193
103,219	JPMorgan International Equity Fund Class R6		1,861,043
69,187	Oppenheimer Global Opportunities Fund
	Institutional Class		5,272,753
162,710	Schwab Fundamental International Large Company
	Index Fund Institutional Class		1,527,843
119,180	Vanguard International Explorer Fund Investor Class		2,552,837

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN BLEND (continued)	13.19%
83,300	Vanguard Total World Stock Index Fund
	Investor Class		$ 2,495,660
177,872	World Core Equity Portfolio Institutional Class		2,933,101
			22,454,918
	FOREIGN GROWTH	3.57%
18,677	AllianzGI International Small-Cap Fund Class R6		862,497
16,755	Oppenheimer International Small-Mid Company
	Fund Institutional Class		846,140
11,774	T. Rowe Price International Discovery Fund
	Institutional Class		861,395
35,514	Vanguard International Growth Fund Admiral Class		3,510,561
			6,080,593
	FOREIGN VALUE	1.10%
135,291	DFA International Social Core Equity Portfolio
	Institutional Class		1,875,134
	GOVERNMENT BOND	0.41%
89,113	AB Income Fund Advisor Class		695,082
	GROWTH LARGE CAP	6.66%
82,157	American Funds The Growth Fund of America R6		4,194,139
17,629	Franklin Dynatech Fund R6		1,278,295
73,545	JPMorgan Intrepid Growth Fund Class R6		4,183,246
8,226	T. Rowe Price Blue Chip Growth Fund -
	Institutional Class		837,856
29,167	TIAA-CREF Large-Cap Growth Index Fund
	Institutional Class		852,843
			11,346,379
	GROWTH MID CAP	2.03%
27,629	Carillon Eagle Mid Cap Growth Fund Class R6		1,726,254
13,968	Janus Henderson Enterprise Fund Institutional Class		1,733,039
			3,459,293
	GROWTH SMALL CAP	1.22%
86,260	JPMorgan Small Cap Growth Fund R6 Class		1,679,475
4,297	Vanguard Explorer Fund Admiral Class		395,780
			2,075,255

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	HIGH YIELD BOND	3.54%
250,179	AB High Income Fund Inc. Advisor Class		$ 2,156,541
511,971	Lord Abbett High Yield Fund Class R6		3,865,384
			6,021,925
	INFLATION PROTECTED	1.04%
84,333	AB Bond Inflation Strategy Portfolio Advisor Class		911,638
91,180	DFA LTIP Portfolio Institutional Class		851,624
			1,763,262
	MODERATE ALLOCATION	2.99%
159,322	American Funds American Balanced Fund Class R6		4,258,674
24,205	Vanguard Balanced Index Fund Admiral Class		828,521
			5,087,195
	VALUE BROAD MARKET	1.71%
66,108	American Funds New Perspective Fund Class R6		2,916,703
	VALUE LARGE CAP	6.46%
82,925	American Funds Washington Mutual Investors
	Fund Class R6		3,718,344
96,873	DFA U.S. Large Cap Value Portfolio Institutional Class		3,684,097
89,636	Vanguard Value Index Fund Institutional Class		3,605,149
			11,007,590
	VALUE MID CAP	1.80%
54,125	Vanguard Mid Cap Value Index Fund Admiral Class		3,068,347
	VALUE SMALL CAP	0.55%
21,200	DFA US Targeted Value Portfolio Institutional Class		515,364
7,698	Vanguard Small-Cap Value Index Fund Admiral Class		428,017
			943,381
	TOTAL MUTUAL FUNDS
	(Cost: $135,134,687)	81.18%	138,233,708

THE E-VALUATOR MODERATE RMS FUND
Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	MONEY MARKET FUNDS	2.02%
1,669,404	Federated Institutional Prime Obligation Fund
	Institutional Class 1.79%*		$ 1,669,404
1,776,825	Vanguard Treasury Money Market Fund
	Institutional Class 1.50%*		1,776,825
	(Cost: $3,446,229)		3,446,229
	TOTAL INVESTMENTS	100.15%
	(Cost: $167,588,087)		170,550,920
	Liabilities in excess of other assets	(0.15)%	(255,102)
	NET ASSETS	100.00%	$170,295,818

* Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2018 (unaudited)

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	18.49%
	BROAD MARKET	1.28%
28,755	PowerShares DWA NASDAQ Momentum Portfolio ETF .		$ 3,002,310
	CONVERTIBLE BOND	0.81%
33,613	iShares Convertible Bond ETF		1,893,084
	CORPORATE	1.78%
65,590	iShares Fallen Angels USD Bond ETF		1,746,662
8,464	ProShares Investment Grade-Interest Rate
	Hedged ETF		645,211
22,937	SPDR ICE BofAML Crossover Corporate Bond ETF		589,022
49,356	WisdomTree Interest Rate Hedged High Yield
	Bond Fund ETF		1,180,102
			4,160,997
	EMERGING MARKETS	2.39%
57,958	iShares Core MSCI Emerging Markets ETF		3,384,747
68,775	WisdomTree Emerging Markets EX-State-Owned
	Enterprises Fund ETF		2,224,018
			5,608,765
	FINANCIAL	1.94%
41,014	Financial Select Sector SPDR Fund ETF		1,130,756
49,322	Vanguard Financials ETF		3,426,399
			4,557,155
	GOVERNMENT	1.06%
48,337	iShares International Treasury Bond ETF		2,494,673
	INTERNATIONAL	1.28%
39,365	WisdomTree International SmallCap
	Dividend Fund ETF		3,008,667
	LARGE CAP	4.76%
22,668	iShares Edge MSCI USA Momentum Factor ETF		2,400,995
11,116	PowerShares QQQ Trust Series 1 ETF		1,780,005
23,437	SPDR Dow Jones Industrial Average ETF Trust		5,657,692
39,164	SPDR Portfolio S&P 500 Growth ETF		1,312,777
			11,151,469

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MID-CAP	2.14%
13,950	iShares Russell Mid-Cap Growth ETF		$ 1,715,153
49,946	PowerShares Russell Midcap Pure Growth
	Portfolio ETF		2,276,039
19,199	Schwab U.S. Mid-Cap ETF		1,015,243
			5,006,435
	SMALL CAP	1.05%
19,941	SPDR S&P 600 Small Cap Growth ETF		2,462,514
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $ 43,403,956)	18.49%	43,346,069

	MUTUAL FUNDS	80.10%
	AGGREGATE BOND	3.10%
32,587	Baird Core Plus Bond Fund Institutional Class		358,130
44,306	Guggenheim- Total Return Bond Fund R6 Class		1,195,377
30,605	John Hancock Bond Fund R6 Class		476,514
59,645	JPMorgan Unconstrained Debt Fund R6 Class		591,678
221,554	Lord Abbett Bond-Debenture Fund Inc. R6 Class		1,781,293
410,365	Lord Abbett Income Fund R6 Class		1,149,022
102,014	PIMCO Income Fund Institutional Class		1,245,596
48,199	Voya Intermediate Bond Fund R6 Class		477,171
			7,274,781
	BANK LOANS	0.84%
86,977	Eaton Vance Floating-Rate Advantaged Fund
	Institutional Class		952,398
111,327	Lord Abbett Floating Rate Fund R6 Class		1,023,094
			1,975,492
	BLEND BROAD MARKETS	9.89%
326,222	DFA TA US Core Equity 2 Portfolio Institutional Class		5,849,165
226,817	DFA US Core Equity 1 Portfolio Institutional Class		5,126,070
268,929	DFA US Core Equity 2 Portfolio Institutional Class		5,728,196
343,100	U.S. Vector Equity Portfolio Institutional Class		6,474,294
			23,177,725
	BLEND LARGE CAP	4.57%
246,353	DFA US Large Company Portfolio Institutional Class		5,047,780
30,588	Fidelity 500 Index Fund Premium Class		2,836,409
11,771	Vanguard Institutional Index Fund Institutional Class		2,832,401
			10,716,590

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND MID CAP	0.67%
128,203	TIAA-CREF Small/Mid-Cap Equity Fund
	Institutional Class		$ 1,562,790
	BLEND SMALL CAP	1.54%
75,400	Schwab Small-Cap Index Fund Select Shares		2,309,490
18,407	Vanguard Small-Cap Index Fund Admiral Class		1,296,192
			3,605,682
	CONVERTIBLE	1.78%
116,474	Franklin Convertible Securities Fund Class R6		2,387,715
133,649	Lord Abbett Convertible Fund R5 Class		1,780,204
			4,167,919
	DEVELOPED MARKETS	1.39%
228,561	Vanguard Developed Markets Index Fund
	Institutional Fund		3,250,138
	EMERGING MARKET STOCK	3.58%
38,889	DFA Emerging Markets Portfolio Institutional Class		1,206,724
40,415	JPMorgan Emerging Markets Equity Fund R6 Class		1,217,300
98,227	TIAA-CREF Emerging Markets Equity Index Fund
	Institutional Class		1,207,204
180,934	Hartford Schroders Emerging Markets Multi-Sector
	Bond Fund SDR Class		1,753,246
85,859	Payden Emerging Markets Bond Fund SI Class		1,192,584
181,907	TIAA-CREF Emerging Markets Debt Fund
	Institutional Class		1,822,712
			8,399,770
	FOREIGN AGGREGATE BOND	1.26%
488,549	Oppenheimer International Bond Fund Class Y		2,950,836
	FOREIGN BLEND	17.22%
82,506	American Funds Fundamental Investors R6 Class		5,093,947
324,144	DFA International Vector Equity Portfolio
	Institutional Class		4,353,260
280,048	DFA World Core Equity Portfolio Institutional Class		4,617,997
163,000	JPMorgan International Equity Fund R6 Class		2,938,882
128,555	Oppenheimer Global Opportunities Fund
	Institutional Class		9,797,164
277,848	Schwab Fundamental International Large Company
	Index Fund Institutional Shares		2,608,993

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN BLEND (continued)	17.22%
294,413	Vanguard International Explorer Fund Investor Class		$ 6,306,322
155,857	Vanguard Total World Stock Index Fund
	Investor Class		4,669,464
			40,386,029
	FOREIGN GROWTH	6.04%
56,289	AllianzGI International Small-Cap Fund R6 Class		2,599,441
50,704	Oppenheimer International Small-Mid Company
	Fund Institutional Class		2,560,569
35,449	T Rowe Price International Funds - International
	Discovery Fund Institutional Class		2,593,439
64,768	Vanguard International Growth Fund Admiral Class		6,402,313
			14,155,762
	FOREIGN VALUE	1.51%
255,297	DFA International Social Core Equity Portfolio
	Institutional Class		3,538,417
	GOVERNMENT BOND	0.10%
30,526	AB Income Fund Advisor Class		238,103
	GROWTH LARGE CAP	6.70%
114,258	American Funds The Growth Fund of
	America R6 Class		5,832,872
24,309	Franklin DynaTech Fund R6 Class		1,762,635
101,788	JPMorgan Intrepid Growth Fund R6 Class		5,789,728
11,329	T Rowe Price Blue Chip Growth Fund Inc.
	Institutional Class		1,153,984
40,332	TIAA-CREF Large-Cap Growth Index Fund
	Institutional Class		1,179,295
			15,718,514
	GROWTH MID CAP	2.54%
47,607	Carillon Eagle Mid Cap Growth Fund R6 Class		2,974,470
24,117	Janus Henderson Enterprise Fund Institutional Class		2,992,232
			5,966,702
	GROWTH SMALL CAP	2.33%
251,408	JPMorgan Small Cap Growth Fund R6 Class		4,894,909
6,176	Vanguard Explorer Fund Admiral Class		568,830
			5,463,739

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	HIGH YIELD BOND	1.77%
206,287	AB High Income Fund Advisor Class		$ 1,778,195
313,127	Lord Abbett High Yield Fund R6 Class		2,364,111
			4,142,306
	MODERATE ALLOCATION	2.00%
128,896	American Balanced Fund Class R6		3,445,392
36,349	Vanguard Balanced Index Fund Admiral Class		1,244,220
			4,689,612
	VALUE BROAD MARKET	1.46%
77,843	American Funds -New Perspective Fund R6		3,434,454
	VALUE LARGE CAP	6.33%
116,477	American Washington Mutual Investors Fund
	Class R6		5,222,817
151,112	DFA U.S. Large Cap Value Portfolio Institutional Class		5,746,807
96,139	Vanguard Value Index Fund Institutional Class		3,866,729
			14,836,353
	VALUE MID CAP	2.42%
99,933	Vanguard Mid-Cap Value Index Fund Admiral Class		5,665,204
	VALUE SMALL CAP	1.06%
54,104	DFA US Targeted Value Portfolio Institutional Class		1,315,268
21,171	Vanguard Small-Cap Value Index Fund Admiral Class		1,177,116
			2,492,384
	TOTAL MUTUAL FUNDS
	(Cost: $182,184,681)	80.10%	187,809,302

THE E-VALUATOR GROWTH RMS FUND
Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	MONEY MARKET FUNDS	1.51%
1,075,231	Federated Institutional Prime Obligation
	Fund 1.79%*		$ 1,075,231
2,465,086	Vanguard Treasury Money Market Fund Institutional
	Class 1.50%*		2,465,086
	(Cost: $3,540,316)		3,540,317
	TOTAL INVESTMENTS	100.10%
	(Cost: $ 229,128,953 )		234,695,688
	Liabilities, in excess of other assets	(0.10)%	(238,957)
	NET ASSETS	100.00%	$234,456,731

* Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Portfolio Holdings by Strategy
As of March 31, 2018 (unaudited)

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	12.20%
	BROAD MARKET	1.54%
11,477	PowerShares DWA NASDAQ Momentum
	Portfolio ETF		$ 1,198,314
	CORPORATE	0.10%
2,916	iShares U.S. Fallen Angels USD Bond ETF		77,653
	EMERGING MARKETS	2.22%
16,057	iShares Core MSCI Emerging Markets ETF		937,729
24,429	WisdomTree Emerging Markets EX-State-Owned
	Enterprises Fund ETF		789,975
			1,727,704
	GOVERNMENT	0.21%
3,148	iShares International Treasury Bond ETF		162,468
	LARGE CAP	3.82%
5,688	iShares Edge MSCI USA Momentum Factor ETF		602,473
2,514	PowerShares QQQ Trust Series 1 ETF		402,567
6,332	SPDR Dow Jones Industrial Average ETF Trust		1,528,545
12,980	SPDR Portfolio S&P 500 Growth ETF		435,090
			2,968,675
	MID CAP	3.30%
4,898	iShares Russell Mid-Cap Growth ETF		602,209
17,739	PowerShares Russell Midcap Pure Growth
	Portfolio ETF		808,366
21,772	Schwab U.S. Mid-Cap ETF		1,151,303
			2,561,878
	SMALL CAP	1.01%
6,368	SPDR S&P 600 Small Cap Value ETF		786,384
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $9,508,534)	12.20%	9,483,076

	MUTUAL FUNDS	88.03%
	AGGREGATE BOND	0.42%
13,717	PIMCO Income Fund Institutional Class		167,480
5,964	Guggenheim- Total Return Bond Fund R6 Class		160,918
			328,398

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND BROAD MARKET	9.90%
98,800	DFA TA US Core Equity 2 Portfolio Institutional Class		$ 1,771,482
69,532	DFA US Core Equity 1 Portfolio Institutional Class		1,571,412
92,390	DFA US Core Equity 2 Portfolio Institutional Class		1,967,914
126,306	U.S. Vector Equity Portfolio Institutional Class		2,383,401
			7,694,209
	BLEND LARGE CAP	3.98%
75,880	DFA U.S. Large Company Portfolio Institutional Class		1,554,776
8,297	Fidelity 500 Index Fund Premium Class		769,397
3,188	Vanguard Institutional Index Fund Institutional Class		767,089
			3,091,262
	BLEND MID CAP	1.04%
66,356	TIAA-CREF Small/Mid-Cap Equity Fund
	Institutional Class		808,883
	BLEND SMALL CAP	3.06%
51,254	Schwab Small-Cap Index Fund Select Shares		1,569,904
11,467	Vanguard Small-Cap Index Fund Admiral Class		807,541
			2,377,445
	CONVERTIBLE	0.41%
7,788	Franklin Convertible Securities Fund R6 Class		159,655
11,991	Lord Abbett Convertible Fund R5 Class		159,725
			319,380
	DEVELOPED MARKETS	1.41%
76,877	Vanguard Developed Markets Index Fund
	Institutional Class		1,093,195
	EMERGING MARKET STOCK	2.74%
19,360	DFA Emerging Markets Portfolio Institutional Class		600,736
16,239	Hartford Schroders Emerging Markets Multi-Sector
	Bond Fund Class SDR		157,358
20,029	JPMorgan Emerging Markets Equity Fund R6 Class		603,276
5,901	Payden Emerging Markets Bond Fund SI Class		81,963
8,295	TIAA-CREF Emerging Markets Debt Fund
	Institutional Class		83,120
48,753	TIAA-CREF Emerging Markets Equity Index Fund
	Institutional Class		599,176
			2,125,629

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN AGGREGATE	0.21%
26,662	Oppenheimer International Bond Fund Class Y		$ 161,038
	FOREIGN BLEND	26.29%
25,917	American Funds Fundamental Investors R6 Class		1,600,143
314,331	DFA International Vector Equity Portfolio
	Institutional Class		4,221,470
50,473	JPMorgan International Equity Fund R6 Class		910,025
54,236	Oppenheimer Global Opportunities Fund
	Institutional Class		4,133,311
93,191	Schwab Fundamental International Large Company
	Index Fund Institutional Class		875,066
203,106	Vanguard International Explorer Fund Investor Class		4,350,540
79,612	Vanguard Total World Stock Index Fund
	Investor Class		2,385,169
118,074	World Core Equity Portfolio Institutional Class		1,947,039
			20,422,763
	FOREIGN GROWTH	8.25%
31,000	AllianzGI International Small-Cap Fund R6 Class		1,431,588
28,067	Oppenheimer International Small-Mid Co. Fund
	Institutional Class		1,417,398
19,587	T Rowe Price International Funds - International
	Discovery Fund Institutional Class		1,432,981
21,491	Vanguard International Growth Fund Admiral Class		2,124,350
			6,406,317
	FOREIGN VALUE	1.43%
80,196	DFA International Social Core Equity Portfolio
	Institutional Class		1,111,515
	GROWTH LARGE CAP	6.46%
38,480	American Funds The Growth Fund of
	America R6 Class		1,964,383
4,362	Franklin DynaTech Fund R6 Class		316,284
34,282	JPMorgan Intrepid Growth Fund R6 Class		1,949,963
3,813	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		388,351
13,765	TIAA-CREF Large-Cap Growth Index Fund
	Institutional Class		402,488
			5,021,469

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH MID CAP	2.95%
19,221	Carillon Eagle Mid Cap Growth Fund R6 Class		$ 1,200,948
8,763	Janus Henderson Enterprise Fund Institutional Class		1,087,258
			2,288,206
	GROWTH SMALL CAP	4.59%
143,771	JPMorgan Small Cap Growth Fund R6 Class		2,799,231
8,315	Vanguard Explorer Fund Admiral Class		765,807
			3,565,038
	HIGH YIELD BOND	0.31%
13,849	AB High Income Fund Inc Advisor Class		119,377
15,755	Lord Abbett High Yield Fund R6 Class		118,947
			238,324
	VALUE BROAD MARKET	2.48%
43,656	American Funds New Perspective Fund R6 Class		1,926,090
	VALUE LARGE CAP	5.95%
34,866	American Funds Washington Mutual Investors
	Fund R6 Class		1,563,394
61,168	DFA U.S. Large Cap Value Portfolio Institutional Class		2,326,208
18,273	Vanguard Value Index Fund Institutional Class		734,932
			4,624,534
	VALUE MID CAP	3.14%
43,019	Vanguard Mid-Cap Value Index Fund Admiral Class		2,438,746
	VALUE SMALL CAP	3.01%
49,642	DFA US Targeted Value Portfolio Institutional Class		1,206,791
20,352	Vanguard Small-Cap Value Index Fund Admiral Class		1,131,552
			2,338,343
	TOTAL MUTUAL FUNDS
	(Cost: $66,586,299)	88.03%	68,380,784

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Schedule of Investments
As of March 31, 2018 (unaudited) — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value
	MONEY MARKET FUNDS	2.05%
758,250	Federated Institutional Prime Obligations Fund
	Institutional Class 1.79%*		$ 758,250
831,709	Vanguard Treasury Money Market Fund Institutional
	Class 1.50%*		831,709
	(Cost: $1,589,959)		1,589,959
	TOTAL INVESTMENTS	102.28%
	(Cost: $77,684,792)		79,453,819
	Liabilities, in excess of other assets	(2.28)%	(1,772,299)
	NET ASSETS	100.00%	$ 77,681,520

* Effective 7 day yield as of March 31, 2018.

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Assets & Liabilities

March 31, 2018 (unaudited)

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value (identified cost of $16,470,029,
$55,373,351, $15,720,435, $167,588,087,
$229,128,953, $77,684,792
respectively) (Note 1)	$16,432,079	$55,875,702	$15,423,372
Receivable for capital stock sold	2,580	13,461	3,624
Dividends and interest receivable	31,679	95,032	356
Prepaid expenses	15,007	20,969	15,226
TOTAL ASSETS	16,481,345	56,005,164	15,442,578

LIABILITIES
Payable for securities purchased	—	—	—
Payable for capital stock redeemed	194,298	70,737	165,433
Accrued investment advisory fees	1,458	17,420	2,100
Accrued administration, transfer agent and
accounting fees	103	1,467	—
Other accrued expenses	1,289	3,912	933
TOTAL LIABILITIES	197,148	93,536	168,466
NET ASSETS	$16,284,197	$55,911,628	$15,274,112

Net Assets Consist of:
Paid In Capital	$15,962,672	$53,134,371	$14,540,174
Accumulated undistributed net investment
income (loss)	112,112	352,287	65,187
Accumulated net realized gain (loss) on investments	247,363	1,922,619	965,814
Net unrealized appreciation (depreciation)
of investments	(37,950)	502,351	(297,063)
Net Assets	$16,284,197	$55,911,628	$15,274,112

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$11,655,108	$47,119,540	$14,266,052
Shares Outstanding (unlimited number of shares
of beneficial interest authorized
without par value)	1,129,948	4,450,555	1,354,515
Net Asset Value, Offering and Redemption
Price Per Share	$10.31	$10.59	$10.53

R4 Class Shares:
Net Assets	$4,629,089	$8,792,088	$1,008,060
Shares Outstanding (unlimited number of shares
of beneficial interest authorized
without par value)	449,376	829,459	94,803
Net Asset Value, Offering and Redemption
Price Per Share	$10.30	$10.60	$10.63

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Assets & Liabilities

March 31, 2018 (unaudited) — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value (identified cost of $16,470,029,
$55,373,351, $15,720,435, $167,588,087,
$229,128,953, $77,684,792
respectively) (Note 1)	$170,550,920	$234,695,688	$79,453,819
Receivable for capital stock sold	105,612	56,642	22,766
Dividends and interest receivable	160,174	105,651	11,772
Prepaid expenses	48,864	51,127	27,425
TOTAL ASSETS	170,865,570	234,909,108	79,515,782

LIABILITIES
Payable for securities purchased	—	—	8,553
Payable for capital stock redeemed	495,341	371,270	1,804,160
Accrued investment advisory fees	55,172	62,491	15,490
Accrued administration, transfer agent and
accounting fees	4,076	4,603	987
Other accrued expenses	15,163	14,013	5,072
TOTAL LIABILITIES	569,752	452,377	1,834,262
NET ASSETS	$170,295,818	$234,456,731	$77,681,520

Net Assets Consist of:
Paid In Capital	$155,699,297	$211,508,820	$70,949,042
Accumulated undistributed net investment
income (loss)	808,959	828,993	119,416
Accumulated net realized gain (loss) on investments	10,824,728	16,552,183	4,844,035
Net unrealized appreciation (depreciation)
of investments	2,962,834	5,566,735	1,769,027
Net Assets	$170,295,818	$234,456,731	$77,681,520

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$146,893,011	$212,903,011	$68,943,635
Shares Outstanding (unlimited number of shares
of beneficial interest authorized
without par value)	13,096,195	18,703,733	5,885,487
Net Asset Value, Offering and Redemption
Price Per Share	$11.22	$11.38	$11.71

R4 Class Shares:
Net Assets	$23,402,807	$21,553,720	$8,737,885
Shares Outstanding (unlimited number of shares
of beneficial interest authorized
without par value)	2,085,174	1,887,945	745,081
Net Asset Value, Offering and Redemption
Price Per Share	$11.22	$11.42	$11.73

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Operations

For the six months ended March 31, 2018 (unaudited)

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$302,465	$1,006,736	$279,092
Interest	2,177	5,771	1,261
Total investment income	304,642	1,012,507	280,353
EXPENSES
Contractual Investment advisory fees (Note 2)	36,187	125,923	35,752
12b-1 fees R4 Class (Note 2)	4,891	11,875	1,617
Recordkeeping and administrative services (Note 2)	2,861	10,517	3,454
Accounting fees (Note 2)	2,023	7,519	2,187
Custodian fees	3,439	5,363	2,420
Transfer agent fees (Note 2)	1,261	4,106	1,111
Professional fees	4,041	12,365	3,511
Filing and registration fees	5,939	6,775	3,653
Trustee fees	530	1,903	553
Compliance fees	589	2,168	618
Shareholder reports (Note 2)	1,572	2,499	1,234
Shareholder servicing (Note 2)
Service Class	3,212	3,229	1,047
R4 Class	949	4,559	602
Exchange fee	1,200	1,200	1,200
Other	3,416	9,959	2,288
Total expenses	72,110	209,960	61,247
Management fee waivers (Note 2)	(6,686)	(23,360)	(6,646)
Net expenses	65,424	186,600	54,601
Net investment income (loss)	239,218	825,907	225,752
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	231,922	1,851,833	818,712
Distributions of long-term realized gains
from other investment companies	69,286	381,056	283,194
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(427,548)	(1,731,963)	(877,194)
Net realized and unrealized gain (loss)
on investments	(126,340)	500,926	224,712
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$112,878	$1,326,833	$450,464

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Operations

For the six months ended March 31, 2018 (unaudited) — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$2,341,211	$2,736,035	$789,344
Interest	16,743	24,425	9,357
Total investment income	2,357,954	2,760,460	798,701
EXPENSES
Contractual Investment advisory fees (Note 2)	376,672	515,884	165,038
12b-1 fees R4 Class (Note 2)	30,766	26,041	10,312
Recordkeeping and administrative services (Note 2)	30,936	41,789	13,120
Accounting fees (Note 2)	22,720	30,340	9,526
Custodian fees	10,223	11,116	7,278
Transfer agent fees (Note 2)	11,606	15,391	5,026
Professional fees	34,489	54,322	14,461
Filing and registration fees	10,337	14,554	6,773
Trustee fees	5,548	7,517	2,251
Compliance fees	6,334	8,457	2,631
Shareholder reports (Note 2)	6,329	8,863	2,935
Shareholder servicing (Note 2)
Service Class	5,349	9,599	2,516
R4 Class	18,459	15,624	6,187
Exchange fee	1,200	1,200	1,200
Other	22,116	26,279	9,725
Total expenses	593,084	786,976	258,979
Management fee waivers (Note 2)	(69,762)	(95,493)	(30,457)
Net expenses	523,322	691,483	228,522
Net investment income (loss)	1,834,632	2,068,977	570,179
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	10,892,885	18,129,606	5,091,386
Distributions of long-term realized gains from
other investment companies	1,947,600	3,162,080	1,082,626
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(7,204,549)	(11,077,998)	(2,682,666)
Net realized and unrealized gain (loss)
on investments	5,635,936	10,213,688	3,491,346
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$7,470,568	$12,282,665	$4,061,525

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Changes in Net Assets

	The	The
	E-Valuator	E-Valuator	The
	Very	Very	E-Valuator
	Conservative	Conservative	Conservative
	RMS Fund	RMS Fund	RMS Fund
	For the		For the
	six months ended	For the	six months ended
	March 31, 2018	year ended	March 31, 2018
	(unaudited)	September 30, 2017	(unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$239,218	$322,451	$825,907
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	301,208	72,932	2,232,889
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	(427,548)	279,918	(1,731,963)
Increase (decrease) in net assets
from operations	112,878	675,301	1,326,833
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(305,968)	(83,899)	(1,307,930)
R4 Class	(80,104)	(23,835)	(195,052)
Net realized gain
Service Class	(89,900)	(8,876)	(940,494)
R4 Class	(25,241)	(3,536)	(164,286)
Decrease in net assets from distributions	(501,213)	(120,146)	(2,607,762)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	3,337,900	8,172,430	6,911,889
R4 Class	3,545,191	3,939,398	3,118,699
Distributions reinvested
Service Class	395,868	92,775	2,248,424
R4 Class	105,345	27,372	359,339
Shares redeemed
Service Class	(3,483,608)	(5,908,188)	(5,336,985)
R4 Class	(1,529,428)	(8,489,094)	(4,018,828)
Increase (decrease) in net assets from
capital stock transactions	2,371,268	(2,165,307)	3,282,538
NET ASSETS
Increase (decrease) during period	1,982,933	(1,610,152)	2,001,609
Beginning of period	14,301,264	15,911,416	53,910,019
End of period**	$16,284,197	$14,301,264	$55,911,628
**Includes accumulated undistributed
net investment income (loss) of:	$112,112	$250,561	$352,287

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Tactically	Tactically
	Conservative	Managed	Managed
	RMS Fund	RMS Fund	RMS Fund
		For the
	For the	six months ended	For the
	year ended	March 31, 2018	year ended
	September 30, 2017	(unaudited)	September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,178,216	$225,752	$398,054
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	854,960	1,101,906	527,138
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	1,414,409	(877,194)	312,359
Increase (decrease) in net assets
from operations	3,447,585	450,464	1,237,551
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(296,351)	(516,118)	(127,025)
R4 Class	(102,327)	(25,873)	(10,613)
Net realized gain
Service Class	(51,422)	(561,506)	(33,696)
R4 Class	(25,127)	(34,885)	(6,834)
Decrease in net assets from distributions	(475,227)	(1,138,382)	(178,168)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	29,475,415	1,545,622	9,188,740
R4 Class	8,564,666	152,627	1,459,416
Distributions reinvested
Service Class	347,773	1,077,623	160,721
R4 Class	127,454	60,759	17,447
Shares redeemed
Service Class	(11,424,370)	(1,975,318)	(1,831,979)
R4 Class	(25,301,007)	(815,185)	(8,094,138)
Increase (decrease) in net assets from
capital stock transactions	1,789,931	46,128	900,207
NET ASSETS
Increase (decrease) during period	4,762,289	(641,790)	1,959,590
Beginning of period	49,147,730	15,915,902	13,956,312
End of period**	$53,910,019	$15,274,112	$15,915,902
**Includes accumulated undistributed
net investment income (loss) of:	$990,983	$65,187	$353,941

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Changes in Net Assets (Continued)

	The	The	The
	E-Valuator	E-Valuator	E-Valuator
	Moderate	Moderate	Growth
	RMS Fund	RMS Fund	RMS Fund
	For the		For the
	six months ended	For the	six months ended
	March 31, 2018	year ended	March 31, 2018
	(unaudited)	September 30, 2017	(unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,834,632	$2,534,019	$2,068,977
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	12,840,485	6,970,372	21,291,686
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	(7,204,549)	6,946,300	(11,077,998)
Increase (decrease) in net assets
from operations	7,470,568	16,450,691	12,282,665
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(2,691,692)	(665,096)	(3,423,108)
R4 Class	(314,343)	(229,947)	(192,065)
Net realized gain
Service Class	(7,504,771)	(151,008)	(16,842,573)
R4 Class	(1,150,795)	(77,782)	(1,385,602)
Decrease in net assets from distributions	(11,661,601)	(1,123,833)	(21,843,348)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	18,242,430	82,932,265	23,982,588
R4 Class	5,619,637	15,351,822	7,743,834
Distributions reinvested
Service Class	10,196,464	816,104	20,265,681
R4 Class	1,465,137	307,730	1,577,667
Shares redeemed
Service Class	(10,872,059)	(19,632,033)	(16,163,604)
R4 Class	(8,282,468)	(61,749,346)	(8,018,393)
Increase (decrease) in net assets from
capital stock transactions	16,369,141	18,026,542	29,387,773
NET ASSETS
Increase (decrease) during period	12,178,108	33,353,400	19,827,090
Beginning of period	158,117,710	124,764,310	214,629,641
End of period**	$170,295,818	$158,117,710	$234,456,731
**Includes accumulated undistributed
net investment income (loss) of:	$808,959	$2,372,405	$828,993

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Aggressive	Aggressive
	Growth	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund
		For the
	For the	six months ended	For the
	year ended	March 31, 2018	year ended
	September 30, 2017	(unaudited)	September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,769,358	$570,179	$513,637
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	13,954,853	6,174,012	4,419,056
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	10,678,273	(2,682,666)	3,055,144
Increase (decrease) in net assets
from operations	27,402,484	4,061,525	7,987,837
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Service Class	(792,187)	(823,973)	(142,471)
R4 Class	(131,896)	(74,404)	(10,947)
Net realized gain
Service Class	(275,930)	(5,041,227)	(66,427)
R4 Class	(101,136)	(619,220)	(21,222)
Decrease in net assets from distributions	(1,301,149)	(6,558,824)	(241,067)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	107,185,855	14,469,361	41,161,923
R4 Class	12,578,826	2,329,228	5,496,721
Distributions reinvested
Service Class	1,068,118	5,865,197	208,897
R4 Class	233,031	693,625	32,169
Shares redeemed
Service Class	(21,814,668)	(5,524,571)	(4,099,939)
R4 Class	(88,675,232)	(1,496,700)	(24,590,553)
Increase (decrease) in net assets from
capital stock transactions	10,575,930	16,336,140	18,209,218
NET ASSETS
Increase (decrease) during period	36,677,265	13,838,841	25,955,988
Beginning of period	177,952,376	63,842,679	37,886,691
End of period**	$214,629,641	$77,681,520	$63,842,679
**Includes accumulated undistributed
net investment income (loss) of:	$2,768,821	$119,416	$513,691

See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Financial Highlights

Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$10.55		$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.16		0.22	0.03
Net realized and unrealized gain
(loss) on investments	(0.06)		0.26	0.12
Total from investment activities	0.10		0.48	0.15
Distributions
Net investment income	(0.26)		(0.07)	—
Net realized gain	(0.08)		(0.01)	—
Total distributions	(0.34)		(0.08)	—

Net asset value, end of period	$10.31		$10.55	$10.15
Total Return	0.88	%***	4.73%	1.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.84	%**	0.89%	0.84	%**
Expenses net of fee waiver	0.75	%**	0.80%	0.68	%**
Net investment income (loss)(C)	3.01	%**	2.14%	0.94	%**
Portfolio turnover rate	226.18	%***	189.64%	12.66	%***
Net assets, end of period (000’s)	$11,655		$11,693	$8,834

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$10.53		$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.15		0.19	0.02
Net realized and unrealized gain
(loss) on investments	(0.06)		0.27	0.11
Total from investment activities	0.09		0.46	0.13
Distributions
Net investment income	(0.24)		(0.05)	—
Net realized gain	(0.08)		(0.01)	—
Total distributions	(0.32)		(0.06)	—

Net asset value, end of period	$10.30		$10.53	$10.13
Total Return	0.81	%***	4.53%	1.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.08	%**	1.14%	1.09	%**
Expenses net of fee waiver	1.00	%**	1.05%	0.93	%**
Net investment income (loss)(C)	2.88	%**	1.89%	0.69	%**
Portfolio turnover rate	226.18	%***	189.64%	12.66	%***
Net assets, end of period (000’s)	$4,629		$2,608	$7,078

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$10.84		$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.16		0.25	0.05
Net realized and unrealized gain
(loss) on investments	0.11		0.45	0.20
Total from investment activities	0.27		0.70	0.25
Distributions
Net investment income	(0.30)		(0.09)	—
Net realized gain	(0.22)		(0.02)	—
Total distributions	(0.52)		(0.11)	—

Net asset value, end of period	$10.59		$10.84	$10.25
Total Return	2.48	%***	6.83%	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.69	%**	0.73%	0.80	%**
Expenses net of fee waiver	0.61	%**	0.64%	0.64	%**
Net investment income (loss)(C)	3.00	%**	2.37%	1.54	%**
Portfolio turnover rate	189.03	%***	142.99%	10.57	%***
Net assets, end of period (000’s)	$47,120		$44,436	$23,476

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$10.82		$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.15		0.21	0.05
Net realized and unrealized gain
(loss) on investments	0.11		0.45	0.19
Total from investment activities	0.26		0.66	0.24
Distributions
Net investment income	(0.26)		(0.06)	—
Net realized gain	(0.22)		(0.02)	—
Total distributions	(0.48)		(0.08)	—

Net asset value, end of period	$10.60		$10.82	$10.24
Total Return	2.35	%***	6.47%	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.03	%**	1.09%	1.05	%**
Expenses net of fee waiver	0.94	%**	1.00%	0.89	%**
Net investment income (loss)(C)	2.70	%**	2.01%	1.29	%**
Portfolio turnover rate	189.03	%***	142.99%	10.57	%***
Net assets, end of period (000’s)	$8,792		$9,474	$25,671

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.01		$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.16		0.29	0.08
Net realized and unrealized gain
(loss) on investments	0.16		0.58	0.20
Total from investment activities	0.32		0.87	0.28
Distributions
Net investment income	(0.38)		(0.11)	—
Net realized gain	(0.42)		(0.03)	—
Total distributions	(0.80)		(0.14)	—

Net asset value, end of period	$10.53		$11.01	$10.28
Total Return	2.88	%***	8.64%	2.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.74	%**	0.87%	0.88	%**
Expenses net of fee waiver	0.66	%**	0.80%	0.72	%**
Net investment income (loss)(C)	2.92	%**	2.74%	2.17	%**
Portfolio turnover rate	144.86	%***	158.01%	2.07	%***
Net assets, end of period (000’s)	$14,266		$14,291	$5,764

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.03		$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.26	0.07
Net realized and unrealized gain
(loss) on investments	0.22		0.59	0.19
Total from investment activities	0.33		0.85	0.26
Distributions
Net investment income	(0.31)		(0.05)	—
Net realized gain	(0.42)		(0.03)	—
Total distributions	(0.73)		(0.08)	—

Net asset value, end of period	$10.63		$11.03	$10.26
Total Return	2.93	%***	8.33%	2.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.10	%**	1.25%	1.13	%**
Expenses net of fee waiver	0.99	%**	1.05%	0.97	%**
Net investment income (loss)(C)	1.92	%**	2.49%	1.92	%**
Portfolio turnover rate	144.86	%***	158.01%	2.07	%***
Net assets, end of period (000’s)	$1,008		$1,625	$8,192

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.52		$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.13		0.20	0.07
Net realized and unrealized gain
(loss) on investments	0.41		1.05	0.30
Total from investment activities	0.54		1.25	0.37
Distributions
Net investment income	(0.22)		(0.08)	—
Net realized gain	(0.62)		(0.02)	—
Total distributions	(0.84)		(0.10)	—

Net asset value, end of period	$11.22		$11.52	$10.37
Total Return	4.73	%***	12.15%	3.70	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.65	%**	0.68%	0.78	%**
Expenses net of fee waiver	0.57	%**	0.59%	0.62	%**
Net investment income (loss)(C)	2.24	%**	1.88%	1.99	%**
Portfolio turnover rate	184.75	%***	137.57%	12.39	%***
Net assets, end of period (000’s)	$146,893		$133,156	$56,321

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.50		$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.15	0.06
Net realized and unrealized gain
(loss) on investments	0.40		1.06	0.30
Total from investment activities	0.51		1.21	0.36
Distributions
Net investment income	(0.17)		(0.05)	—
Net realized gain	(0.62)		(0.02)	—
Total distributions	(0.79)		(0.07)	—

Net asset value, end of period	$11.22		$11.50	$10.36
Total Return	4.44	%***	11.78%	3.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.05	%**	1.06%	1.03	%**
Expenses net of fee waiver	0.96	%**	0.97%	0.87	%**
Net investment income (loss)(C)	1.92	%**	1.50%	1.74	%**
Portfolio turnover rate	184.75	%***	137.57%	12.39	%***
Net assets, end of period (000’s)	$23,403		$24,962	$68,443

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.90		$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.11		0.16	0.06
Net realized and unrealized gain
(loss) on investments	0.57		1.38	0.38
Total from investment activities	0.68		1.54	0.44
Distributions
Net investment income	(0.20)		(0.06)	—
Net realized gain	(0.99)		(0.02)	—
Total distributions	(1.20)		(0.08)	—

Net asset value, end of period	$11.38		$11.90	$10.44
Total Return	5.73	%***	14.89%	4.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.65	%**	0.68%	0.78	%**
Expenses net of fee waiver	0.57	%**	0.59%	0.62	%**
Net investment income (loss)(C)	1.83	%**	1.49%	1.74	%**
Portfolio turnover rate	169.33	%***	125.32%	14.33	%***
Net assets, end of period (000’s)	$212,903		$193,831	$84,635

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$11.89		$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.09		0.12	0.05
Net realized and unrealized gain
(loss) on investments	0.57		1.39	0.38
Total from investment activities	0.66		1.51	0.43
Distributions
Net investment income	(0.14)		(0.03)	—
Net realized gain	(0.99)		(0.02)	—
Total distributions	(1.13)		(0.05)	—

Net asset value, end of period	$11.42		$11.89	$10.43
Total Return	5.60	%***	14.54%	4.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.04	%**	1.05%	1.03	%**
Expenses net of fee waiver	0.96	%**	0.96%	0.87	%**
Net investment income (loss)(C)	1.51	%**	1.12%	1.49	%**
Portfolio turnover rate	169.33	%***	125.32%	14.33	%***
Net assets, end of period (000’s)	$21,554		$20,799	$93,317

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$12.12		$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.10		0.12	0.05
Net realized and unrealized gain
(loss) on investments	0.64		1.59	0.43
Total from investment activities	0.74		1.71	0.48
Distributions
Net investment income	(0.16)		(0.05)	—
Net realized gain	(0.99)		(0.02)	—
Total distributions	(1.15)		(0.07)	—

Net asset value, end of period	$11.71		$12.12	$10.48
Total Return	6.17	%***	16.40%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.66	%**	0.71%	0.81	%**
Expenses net of fee waiver	0.58	%**	0.62%	0.65	%**
Net investment income (loss)(C)	1.60	%**	1.07%	1.48	%**
Portfolio turnover rate	186.07	%***	144.83%	10.24	%***
Net assets, end of period (000’s)	$68,944		$56,415	$12,459

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Financial Highlights (Continued)

Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the
	six months ended		For the	For the period
	March 31, 2018		year ended	May 26, 2016* to
	(unaudited)		September 30, 2017	September 30, 2016
Net asset value, beginning of period	$12.12		$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.07		0.08	0.04
Net realized and unrealized gain
(loss) on investments	0.65		1.59	0.44
Total from investment activities	0.72		1.67	0.48
Distributions
Net investment income	(0.12)		(0.01)	—
Net realized gain	(0.99)		(0.02)	—
Total distributions	(1.11)		(0.03)	—

Net asset value, end of period	$11.73		$12.12	$10.48
Total Return	5.97	%***	16.01%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.05	%**	1.07%	1.06	%**
Expenses net of fee waiver	0.97	%**	0.98%	0.90	%**
Net investment income (loss)(C)	1.19	%**	0.70%	1.23	%**
Portfolio turnover rate	186.07	%***	144.83%	10.24	%***
Net assets, end of period (000’s)	$8,738		$7,428	$25,427

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The E-Valuator Very Conservative RMS Fund (“Very Conservative”), The E-Valuator Conservative RMS Fund (“Conservative”), The E-Valuator Tactically Managed RMS Fund (“Tactically Managed”), The E-Valuator Moderate RMS Fund (“Moderate”), The E-Valuator Growth RMS Fund (“Growth”), and The E-Valuator Aggressive Growth RMS Fund (“Aggressive Growth”) (the "Funds") are diversified series of the World Funds Trust (the "Trust"). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.
The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective,
stability of principal
Conservative	to provide current income and, as a secondary
objective, to provide growth through a small
degree of exposure to equity markets
Tactically Managed	to achieve growth of principal and, as a secondary
objective, to protect principal
Moderate	to provide both principal growth and income
Growth	to provide long term principal growth and, as a
secondary objective, to provide current income
Aggressive Growth	to provide maximum long term total return
through principal appreciation with a secondary
objective of current income

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$3,575,114	$—	$—	$3,575,114
Mutual Funds	12,674,126	—	—	12,674,126
Money Market Funds	182,839	—	—	182,839

	$16,432,079	$—	$—	$16,432,079
Conservative Fund
Exchange Traded Funds	$9,724,514	$—	$—	$9,724,514
Mutual Funds	45,126,614	—	—	45,126,614
Money Market Funds	1,024,574	—	—	1,024,574

	$55,875,702	$—	$—	$55,875,702
Tactically Managed Fund
Mutual Funds	$15,119,168	$—	$—	$15,119,168
Money Market Funds	304,204	—	—	304,204

	$15,423,372	$—	$—	$15,423,372
Moderate Fund
Exchange Traded Funds	$28,870,983	$—	$—	$28,870,983
Mutual Funds	138,233,708	—	—	138,233,708
Money Market Funds	3,446,229	—	—	3,446,229

	$170,550,920	$—	$—	$170,550,920
Growth Fund
Exchange Traded Funds	$43,346,069	$—	$—	$43,346,069
Mutual Funds	187,809,302	—	—	187,809,302
Money Market Funds	3,540,317	—	—	3,540,317

	$234,695,688	$—	$—	$234,695,688

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Aggressive Growth Fund
Exchange Traded Funds	$9,483,076	$—	$—	$9,483,076
Mutual Funds	68,380,784	—	—	68,380,784
Money Market Funds	1,589,959	—	—	1,589,959
	$79,453,819	$—	$—	$79,453,819

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.
There were no transfers into or out of any levels during the six months ended March 31, 2018. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended March 31, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Short-term and long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities if applicable.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of March 31, 2018, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.
Each Fund can offer two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Advisor receives an investment management fee equal to 0.45% of the average daily net assets of each Fund.
For the six months ended March 31, 2018, the Advisor received and waived expenses as follows:

			Net
	Management	Management	Management
Fund	Fee Earned	Fee Waived	Fee Earned
Very Conservative	$36,187	$(6,686)	$29,501
Conservative	125,923	(23,360)	102,563
Tactically Managed	35,752	(6,646)	29,106
Moderate	376,672	(69,762)	306,910
Growth	515,884	(95,493)	420,391
Aggressive Growth	165,038	(30,457)	134,581
	$1,255,456	$(232,404)	$1,023,052

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business ) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019. For the six months ended April 30, 2018 and the year ended September 30, 2017, the Advisor has elected to forego the recoupment of such waivers, as applicable.

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)
The total amounts of recoverable reimbursements for the Funds as of March 31, 2018 and expiration date are as follows:

Recoverable Reimbursements and Expiration Date
Fund	2020	2021	Total
Very Conservative	$13,930	$6,686	$20,616
Conservative	46,419	23,360	69,779
Tactically Managed	13,281	6,646	19,927
Moderate	127,130	69,762	196,892
Growth	175,179	95,493	270,672
Aggressive Growth	46,075	30,457	76,532

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter and securities dealers for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ R4 Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the R4 Class Shares is a service fee.
Each of the Funds has adopted a shareholder service plan with respect to its R4 Class and Service Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
For the six months ended March 31, 2018, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$ 4,891
Very Conservative	Service	Shareholder servicing	3,212
Very Conservative	R4	Shareholder servicing	949
Conservative	R4	12b-1	11,875
Conservative	Service	Shareholder servicing	3,229
Conservative	R4	Shareholder servicing	4,559

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

Fund	Class	Type of Plan	Fees Incurred
Tactically Managed	R4	12b-1	1,617
Tactically Managed	Service	Shareholder servicing	1,047
Tactically Managed	R4	Shareholder servicing	602
Moderate	R4	12b-1	30,766
Moderate	Service	Shareholder servicing	5,349
Moderate	R4	Shareholder servicing	18,459
Growth	R4	12b-1	26,041
Growth	Service	Shareholder servicing	9,599
Growth	R4	Shareholder servicing	15,624
Aggressive Growth	R4	12b-1	10,312
Aggressive Growth	Service	Shareholder servicing	2,516
Aggressive Growth	R4	Shareholder servicing	6,187
			$ 156,834

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the six months ended March 31, 2018, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.
Commonwealth Fund Services, Inc. ("CFS"), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2018, the following fees were earned:

		Transfer
Fund	Administration	Agent	Accounting
Very Conservative	$2,861	$1,261	$2,023
Conservative	10,517	4,106	7,519
Tactically Managed	3,454	1,111	2,187
Moderate	30,936	11,606	22,720
Growth	41,789	15,391	30,340
Aggressive Growth	13,120	5,026	9,526
	$102,677	$38,501	$74,315

Certain officers of the Trust are also officers of CFS and FDCC. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2018, were as follows:

Fund	Purchases	Sales
Very Conservative	$37,472,248	$35,011,554
Conservative	104,449,812	102,685,817
Tactically Managed	22,623,370	23,064,411
Moderate	311,867,679	303,172,647
Growth	394,092,793	380,854,159
Aggressive Growth	145,974,852	132,989,978

NOTE 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
There were no distributions for the period ended September 30, 2016. The tax character of distributions during year ended September 30, 2017 and the six months ended March 31, 2018 were as follows:

	Six months ended March 31, 2018 (unaudited)
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$466,716	$2,133,339	$938,536	$8,520,851	$13,019,179	$898,377
Realized gains	34,497	474,423	199,846	3,140,750	8,824,169	5,660,447
	$501,213	$2,607,762	$1,138,382	$11,661,601	$21,843,348	$6,558,824

	Year ended September 30, 2017
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$119,636	$459,093	$178,168	$1,043,819	$1,155,188	$220,444
Realized gains	510	16,134	—	80,014	145,961	20,623
	$120,146	$475,227	$178,168	$1,123,833	$1,301,149	$241,067

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

As of March 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Six months ended March 31, 2018 (unaudited)
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated net
investment income	$112,112	$352,287	$65,187	$808,959	$828,993	$119,416
Accumulated net
realized gain (loss)	247,363	1,922,619	965,814	10,824,728	16,552,183	4,844,035
Net unrealized
appreciation (depreciation)
on investments	(37,950)	502,351	(297,063)	2,962,834	5,566,735	1,769,027
	$321,525	$2,777,257	$733,938	$14,596,521	$22,947,911	$6,732,478

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Very Conservative	$16,470,029	$111,075	$(149,025)	$(37,950)
Conservative	55,373,351	1,072,682	(570,331)	502,351
Tactically Managed	15,720,435	78,255	(375,318)	(297,063)
Moderate	167,588,087	5,775,557	(2,812,723)	2,962,834
Growth	229,128,953	9,423,925	(3,857,190)	5,566,735
Aggressive Growth	77,684,792	3,113,426	(1,344,399)	1,769,027

Note 5 – Transactions in Shares Of Beneficial Interest
Shares of beneficial interest transactions for the Funds were:

	Very Conservative Fund
	Six months ended March 31, 2018 (unaudited)
	Service Class	Class R4
Shares sold	317,988	336,317
Shares reinvested	38,174	10,168
Shares redeemed	(334,317)	(144,700)
Net increase (decrease)	21,845	201,785

	Very Conservative Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	807,702	388,244
Shares reinvested	9,259	2,732
Shares redeemed	(579,364)	(841,816)
Net increase (decrease)	237,597	(450,840)

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

	Conservative Fund
	Six months ended March 31, 2018 (unaudited)
	Service Class	Class R4
Shares sold	632,515	285,764
Shares reinvested	212,316	33,868
Shares redeemed	(493,546)	(365,346)
Net increase (decrease)	351,285	(45,714)

	Conservative Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	2,875,133	833,545
Shares reinvested	34,399	12,594
Shares redeemed	(1,100,997)	(2,477,191)
Net increase (decrease)	1,808,535	(1,631,052)

	Tactically Managed Fund
	Six months ended March 31, 2018 (unaudited)
	Service Class	Class R4
Shares sold	139,418	13,786
Shares reinvested	101,951	5,689
Shares redeemed	(185,045)	(72,025)
Net increase (decrease)	56,324	(52,550)

	Tactically Managed Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	897,054	142,331
Shares reinvested	15,882	1,717
Shares redeemed	(175,501)	(794,884)
Net increase (decrease)	737,435	(650,836)

	Moderate Fund (unaudited)
	Six months ended March 31, 2018
	Service Class	Class R4
Shares sold	1,567,051	482,767
Shares reinvested	912,027	130,816
Shares redeemed	(944,722)	(699,562)
Net increase (decrease)	1,534,356	(85,979)

	Moderate Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	7,872,953	1,438,929
Shares reinvested	78,622	29,618
Shares redeemed	(1,820,168)	(5,903,179)
Net increase (decrease)	6,131,407	(4,434,632)

THE E-VALUATOR FUNDS
Notes to Financial Statements
March 31, 2018 (unaudited) — (Continued)

	Growth Fund (unaudited)
	Six months ended March 31, 2018
	Service Class	Class R4
Shares sold	1,993,672	652,272
Shares reinvested	1,790,254	138,757
Shares redeemed	(1,365,161)	(651,767)
Net increase (decrease)	2,418,765	139,262

	Growth Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	10,056,943	1,176,708
Shares reinvested	101,052	22,005
Shares redeemed	(1,982,698)	(8,401,060)
Net increase (decrease)	8,175,297	(7,202,347)

	Aggressive Growth Fund (unaudited)
	Six months ended March 31, 2018
	Service Class	Class R4
Shares sold	1,186,970	193,789
Shares reinvested	503,883	59,437
Shares redeemed	(460,052)	(121,167)
Net increase (decrease)	1,230,801	132,059

	Aggressive Growth Fund
	Year ended September 30, 2017
	Service Class	Class R4
Shares sold	3,809,712	501,856
Shares reinvested	19,469	2,990
Shares redeemed	(363,494)	(2,319,245)
Net increase (decrease)	3,465,687	(1,814,399)

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No additional items require disclosure.

Supplemental Information
World Funds Trust (The “Trust”)
March 31, 2018 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-888-507-2798 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-888-507-2798 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT RENEWAL
At a meeting held on February 20-21, 2018, the Board of Trustees (the “Board”) reviewed and discussed the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Systelligence and the Trust, on behalf of The E-Valuator Funds.1  Legal Counsel (“Counsel”) reminded the Board that the Investment Company Act of 1940, as amended, requires the approval of investment advisory agreements by a majority of the Independent Trustees.  Counsel reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement.  Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Systelligence; (ii) the investment performance of The E-Valuator Funds; (iii) the costs of the services provided and profits realized by Systelligence from its relationship with The E-Valuator Funds; (iv) the extent to which economies of scale would be realized if The E-Valuator Funds grow and whether advisory fee levels

[1].
“The E-Valuator Funds” include: The E-Valuator Aggressive Growth RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Growth RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Tactically Managed RMS Fund, and The E-Valuator Very Conservative RMS Fund.

Supplemental Information
World Funds Trust (The “Trust”)
March 31, 2018 (unaudited) — (Continued)

reflect those economies of scale for the benefit of The E-Valuator Funds’ investors; and (v) Systelligence’s practices regarding possible conflicts of interest.

Counsel referred to the Meeting Materials that had been provided in connection with the approval of the continuation of the Advisory Agreement and reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Agreement.  In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to The E-Valuator Funds, including information presented to the Board in Systelligence’s presentation earlier in the Meeting, such as information regarding expense limitation arrangements and the manner in which The E-Valuator Funds are managed.  The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to The E-Valuator Funds and their shareholders; (ii)  the investment performance of The E-Valuator Funds; (iii) presentations by Systelligence’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing The E-Valuator Funds; (iv) disclosure information contained in the registration statement of the Trust with respect to The E-Valuator Funds and the Form ADV of Systelligence; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Systelligence, including financial information, a description of personnel and the services to be provided to The E-Valuator Funds, information on investment advice, performance, summaries of expenses for The E-Valuator Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to The E-Valuator Funds; (iii) the anticipated effect of size on The E-Valuator Fund’s performance and expenses; and (iv) benefits to be realized by Systelligence from its relationship with the Trust and The E-Valuator Funds.  In evaluating the costs and performance of The E-Valuator Funds, the Board relied heavily on the comparative peer group performance and expense information included in the Report to the Board of Trustees prepared by Morningstar, although they also considered certain comparative information provided by Systelligence and described by representatives of

Supplemental Information
World Funds Trust (The “Trust”)
March 31, 2018 (unaudited) — (Continued)

Systelligence at the Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Agreement, the Trustees considered numerous factors, including:

(1) The nature, extent, and quality of the services to be provided by Systelligence.

In this regard, the Board considered the responsibilities Systelligence has under the Agreement. The Board reviewed the services provided by Systelligence to The E-Valuator Funds including, without limitation: Systelligence’s procedures for formulating investment recommendations and assuring compliance with The E-Valuator Funds’ investment objectives and limitations, including without limitation its proprietary investment models; its coordination of services for The E-Valuator Funds among The E-Valuator Funds’ service providers, and its efforts to promote The E-Valuator Funds, grow their assets, and assist in the distribution of The E-Valuator Funds shares. The Board considered: Systelligence’s staffing, personnel, and methods of operating; the education and experience of Systelligence’s personnel; and Systelligence’s compliance program, policies, and procedures. The Board also considered and concluded that the services provided by Systelligence to The E-Valuator Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which The E-Valuator Funds invested. After reviewing the foregoing and further information from Systelligence, the Board concluded that the quality, extent, and nature of the services provided by Systelligence was satisfactory and adequate for The E-Valuator Funds.

(2) Investment Performance of the E-Valuator Funds and Systelligence.

The Board noted that The E-Valuator Funds do not have a long performance history and that Systelligence does not have any clients other than The E-Valuator Funds.  In regard to The E-Valuator Very Conservative RMS Fund and The E-Valuator Conservative RMS Fund, the Board noted that peers were all fund of funds selected from the Morningstar allocation of 15% to 30% equity category (“Peer Group”). The Board considered that, for the 1-year period ended December 31, 2017, The E-Valuator Very Conservative RMS Fund lagged its Peer Group median but was well within the range of returns for the Peer Group.  The Board noted, as an explanation for the lower performance compared to the Peer Group, that The E-Valuator Very Conservative RMS Fund was more heavily weighted in fixed income securities than its Peer Group. The Board considered that, for the 1-year period ended December 31, 2017, The E-Valuator Conservative RMS Fund was the top

Supplemental Information
World Funds Trust (The “Trust”)
March 31, 2018 (unaudited) — (Continued)

performing fund in its Peer Group and also outperformed the median of its Morningstar category, benefitting from a higher equity allocation than all but one fund in the Peer Group.  In regard to The E-Valuator Tactically Managed RMS Fund, the Board noted that the Peer Group was all fund of funds selected from the Morningstar Tactical Allocation Category as well as the Morningstar World Allocation Category with funds having net assets over $1 billion being excluded.  The Board noted that, for the 1-year period ended December 31, 2017, The E-Valuator Tactically Managed RMS Fund underperformed its Peer Group median but posted very good volatility scores consistent with its risk-management investment mandate.  In regard to The E-Valuator Moderate RMS Fund, the Board noted that its Peer Group was all fund of funds selected from the Morningstar allocation of 50% to 70% equity category of funds with assets below $1 billion.  The Board noted that, for the 1-year period ended December 31, 2017, The E-Valuator Moderate RMS Fund outperformed its Peer Group and Morningstar category median.   In regard to The E-Valuator Growth RMS Fund, the Board noted that its Peer Group was all fund of funds selected from the Morningstar allocation of 70% to 85% equity category of funds with assets below $2 billion.  The Board noted that, for the 1-year period ended December 31, 2017, The E-Valuator Growth RMS Fund slightly outperformed its Peer Group median. In regard to The E-Valuator Aggressive Growth RMS Fund, the Board noted that its Peer Group was all fund of funds selected from the Morningstar allocation of 85%+ equity category.  For the 1-year period ended December 31, 2017, the Board noted that while The E-Valuator Aggressive Growth RMS Fund returned 20.10%, it finished slightly behind its Peer Group and Morningstar category medians.  Based on the foregoing, the Board concluded that the investment performance information presented for The E-Valuator Funds was satisfactory.

(3) The costs of the services provided and profits realized by Systelligence from the relationship with The E-Valuator Funds.

In considering the costs of the services provided and profits realized by Systelligence and its affiliates from the relationship with The E-Valuator Funds, the Board considered Systelligence’s staffing, personnel, and methods of operating; the financial condition of Systelligence and its affiliates and the level of commitment to The E-Valuator Funds by Systelligence and its principals; the current asset levels of The E-Valuator Funds; and the overall expenses of The E-Valuator Funds. The Trustees noted that the Peer Groups include funds that were largely funds of funds using affiliated funds as underlying vehicles and thus charge a lower management fee than The E-Valuator Funds.  They further noted that while The E-Valuator Funds charge a relatively high, top-level management fee compared to

Supplemental Information
World Funds Trust (The “Trust”)
March 31, 2018 (unaudited) — (Continued)

such affiliated funds of funds, The E-Valuator Funds’ use of low-cost share classes and exchange-traded funds reduces costs to shareholders, which appeared to be beneficial compared to other funds of funds that may use active managers. In its consideration of the fees provided for under the Advisory Agreement, the Board again noted that the services provided by Systelligence for The E-Valuator Funds were separate and distinct from the services that were provided by the investment adviser to the underlying funds in which The E-Valuator Funds invested. The Board considered that for The E-Valuator Very Conservative RMS Fund and The E-Valuator Conservative RMS Fund, net expenses and management fees were higher than the Peer Group and Morningstar category medians but that the Funds’ net expenses were within the range of the expenses of the Peer Group and only three basis points higher than the Morningstar category median. The Trustees noted that for The E-Valuator Tactically Managed RMS Fund, net expenses were higher than the Peer Group and Morningstar category medians, but within the range of the Peer Group and only four basis points higher than the Morningstar category mean. The Trustees further noted that The E-Valuator Tactically Managed RMS Fund’s net management fee was higher than the Peer Group median but significantly lower than the Morningstar category median. The Board considered that for The E-Valuator Moderate RMS Fund, net expenses and the net management fee were higher than the Peer Group median, though the net expenses were only one basis point higher.  For The E-Valuator Growth RMS Fund, the Trustees noted that the net expenses were lower than its Peer Group and Morningstar category median and net management fees were higher. For The E-Valuator Aggressive Growth RMS Fund, the Board noted that the net expenses of the Fund were even with the Peer Group median and below that of the Morningstar category median while the net management fee was higher than the Peer Group median but lower than the Morningstar category median. The Board also noted that Systelligence indicated that it expects to be profitable across the complex of The E-Valuator Funds. In light of the relative fee comparisons, the Board considered other surrounding circumstances and factors, including the services provided by Systelligence and the performance of The E-Valuator Funds, and the Board concluded that the fees to be paid to Systelligence by The E-Valuator Funds were fair and reasonable.

(4)
The extent to which economies of scale would be realized as the E-Valuator Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the E-Valuator Funds’ investors.

In this regard, the Board considered The E-Valuator Funds’ fee arrangements with Systelligence. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of The E-Valuator Funds

Supplemental Information
World Funds Trust (The “Trust”)
March 31, 2018 (unaudited) — (Continued)

would benefit from the current expense limitation arrangements for The E-Valuator Funds. The Board noted Systelligence’s indications that it would continue in the future to attempt to manage the expenses of The E-Valuator Funds so as to keep them competitive, and that this would require it to maintain expense limitation arrangements into the foreseeable future. The Trustees also noted that The E-Valuator Funds would benefit from economies of scale under its agreements with some of its service providers other than Systelligence. Following further discussion of The E-Valuator Funds’ expected asset levels and recent growth of assets, and levels of fees, the Board determined that The E-Valuator Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of The E-Valuator Funds’ shareholders.

(5) Possible conflicts of interest and benefits derived by Systelligence.

In considering Systelligence’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to The E-Valuator Funds; the fact that Systelligence does not utilize soft dollars; the basis of decisions to buy or sell securities for The E-Valuator Funds; and the substance and administration of Systelligence’s code of ethics. The Board considered the relationship of Systelligence with its affiliates and the nature of those affiliates business, including how the affiliates are paid by plan sponsors who may purchase shares of The E-Valuator Funds. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and where appropriate to mitigate, such conflicts appeared to be reasonable.  Based on the foregoing, the Board determined that the Systelligence’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Systelligence noted no expected benefits, other than receipt of advisory fees, or detriments to managing The E-Valuator Funds.
After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of The E-Valuator Funds for another one-year term.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the E-Valuator Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2017 and held for the six months ended March 31, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense Period	Ended*
	(10/1/17)	(3/31/18)	Ratio	(3/31/18)
Very Conservative
Service Class Actual	$1,000.00	$1,008.83	0.75%	$ 3.76
Service Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$ 3.78
R4 Class Actual	$1,000.00	$1,008.14	1.00%	$ 5.01
R4 Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$ 5.04
Conservative
Service Class Actual	$1,000.00	$1,024.75	0.61%	$ 3.08
Service Class Hypothetical**	$1,000.00	$1,021.95	0.61%	$ 3.08
R4 Class Actual	$1,000.00	$1,023.45	0.94%	$ 4.74
R4 Class Hypothetical**	$1,000.00	$1,020.30	0.94%	$ 4.73
Tactically Managed
Service Class Actual	$1,000.00	$1,028.80	0.66%	$ 3.34
Service Class Hypothetical**	$1,000.00	$1,021.70	0.66%	$ 3.33
R4 Class Actual	$1,000.00	$1,029.26	0.99%	$ 5.01
R4 Class Hypothetical**	$1,000.00	$1,020.05	0.99%	$ 4.99
Moderate
Service Class Actual	$1,000.00	$1,047.32	0.57%	$ 2.91
Service Class Hypothetical**	$1,000.00	$1,022.15	0.57%	$ 2.87
R4 Class Actual	$1,000.00	$1,044.39	0.96%	$ 4.89
R4 Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$ 4.84
Growth
Service Class Actual	$1,000.00	$1,057.28	0.57%	$ 2.92
Service Class Hypothetical**	$1,000.00	$1,022.15	0.57%	$ 2.87
R4 Class Actual	$1,000.00	$1,056.02	0.96%	$ 4.92
R4 Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$ 4.84
Aggressive Growth
Service Class Actual	$1,000.00	$1,061.65	0.58%	$ 2.98
Service Class Hypothetical**	$1,000.00	$1,022.10	0.58%	$ 2.92
R4 Class Actual	$1,000.00	$1,059.67	0.97%	$ 4.98
R4 Class Hypothetical**	$1,000.00	$1,020.15	0.97%	$ 4.89

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

THE E-VALUATOR FUNDS
Important Disclosure Statements

Each Fund's prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-888-507-2798. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-507-2798.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

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Investment Advisor:
Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.                    CODE OF ETHICS
Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of  this Form N-CSR.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: June 6, 2018

* Print the name and title of each signing officer under his or her signature.